Accrued Expenses (Details) - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Total Accrued Expenses	$ 946,909	$ 1,048,807	$ 3,577,004
Accrued Payroll [Member]
Total Accrued Expenses	30,090	240,309	1,184,943
Accrued Consulting [Member]
Total Accrued Expenses	75,633	75,633	1,433,616
Accrued Interest [Member]
Total Accrued Expenses	778,645	670,324	485,219
Other [Member]
Total Accrued Expenses	$ 62,541	$ 62,541	62,541
Accrued Dividend [Member]
Total Accrued Expenses			$ 410,685